Note 20 - Stock Split Disclosure - Effect of Stock Split (Details) - $ / shares	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Restated net income per common share - basic (in dollars per share)	$ 0.48	$ 0.51	$ 0.51	$ 0.46	$ 0.53	$ 0.51	$ 0.48	$ 0.41	$ 1.96	$ 1.92
Restated net income per common share - diluted (in dollars per share)	$ 0.49	$ 0.50	$ 0.50	$ 0.46	$ 0.53	$ 0.51	$ 0.48	$ 0.40	$ 1.95	$ 1.91
Restated weighted-average common shares issued (in shares)									7,286,554	7,232,238
Restated average treasury stock shares (in shares)									816,146	772,330
Restated average shares outstanding - basic (in shares)	6,423,543	6,458,258	6,502,508	6,498,278	6,478,360	6,468,786	6,451,452	6,440,524	6,470,408	6,459,908
Restated stock options and restricted stock (in shares)									32,398	27,906
Restated average shares outstanding - diluted (in shares)	6,455,387	6,479,066	6,514,946	6,510,568	6,500,298	6,496,652	6,480,658	6,476,138	6,502,806	6,487,814
Restated period ending shares oustanding (in shares)	6,423,630				6,488,664				6,423,630	6,488,664
Restated treasury shares outstanding (in shares)	871,162				772,330				871,162	772,330